Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 401(k)
EBP, Accounting Policy [Line Items]
Notes receivable from participants, allowance for credit losses	$ 0	$ 0